FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15.FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

In accordance with ASC 820, the Company measures or discloses held-to-maturity time deposit and equity investments with readily determinable fair value as of December 31, 2023 and held-to-maturity time deposit and receivable for bitcoin collateral with readily determinable fair value as of December 31, 2024 on a recurring basis. The fair value of time deposits is determined based on the prevailing interest rates in the market.

The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2023 and 2024.

The following table summarizes the Company’s financial assets and financial liabilities measured or disclosed at fair value on recurring basis as of December 31, 2023:

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Short-term investment	35,756	75,034,886	—	75,070,642

15.FAIR VALUE MEASUREMENTS (Continued)

The following table summarizes the Company’s financial assets and financial liabilities measured or disclosed at fair value on recurring basis as of December 31, 2024:

	As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Short-term investment	—	40,074,501	—	40,074,501
Receivable for bitcoin collateral	—	84,838,573	—	84,838,573